Policy Acquisition Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs:
Balance, beginning of year			$ 14,052	$ 15,161	$ 15,161	$ 10,654	$ 6,804
Direct commissions					36,934	27,976	21,453
Ceding commissions					(15,218)	(3,224)	(3,648)
Premium taxes					3,362	2,625	1,807
Total net additions					25,078	27,377	19,612
Amortization of net policy acquisition costs					(26,187)	(22,870)	(15,762)
Balance, end of year	$ 21,653		21,653		14,052	15,161	10,654
Acquisition expenses:
Amortization of net policy acquisition costs					26,187	22,870	15,762
Period costs					2,037	2,652	1,578
Total Acquisition expenses	$ 10,243	$ 6,392	$ 26,189	$ 21,632	$ 28,224	$ 25,522	$ 17,340